Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Income Tax [Abstract]
Summary of Information about Components of Tax Expense Income

	Years ended December 31,
	2021	2022	2023
US CIT
— current year	$1	$1	$10
— over-provision in respect of prior years	—	—	—
Deferred tax (Note 18)	—	—	—
	$1	$1	$10

Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements

The income tax (credit) expense for the years ended December 31, 2021, 2022 and 2023 can be reconciled to the loss before taxation per the consolidated statements of profit or loss and other comprehensive income as follows:

	Years ended December 31,
	2021	2022	2023
Loss before taxation	$(94,796)	(240,810	$(172,591)
Tax at the US federal tax rate of 21%	(19,907)	(50,570)	(36,244)
Tax effect of expenses not deductible for tax purpose	20,419	45,739	568
Tax effect of income not taxable for tax purpose	(309)	(257)	—
Tax effect of additional qualified expenses deductible for tax purpose (note)	—	(1,517)	(741)
Tax effect of R&D Credits	—	—	(2,311)
Tax effect of tax losses not recognized	360	7,027	10,277
Tax effect of foreign tax differential rates	(562)	(421)	28,461
Income tax expense for the year	$1	$1	$10